INTANGIBLE ASSETS - Schedule of intangible assets (Details)	12 Months Ended
Sep. 30, 2025 CAD ($)
INTANGIBLE ASSETS
Impairment losses	$ 27,561,055
Ending balance	$ 38,809,125
Straight-line basis over from the acquisition date	5 years
Cost
INTANGIBLE ASSETS
Additions	$ 76,571,030
Ending balance	76,571,030
Accumulated Amortization and Impairment
INTANGIBLE ASSETS
Amortization	(10,200,850)
Impairment losses	(27,561,055)
Ending balance	$ (37,761,905)